Corporation Information and Basis of Presentation (Details 1)	12 Months Ended
Jun. 30, 2013
Shenzhen Zhongguan Agriculture Group Co., Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Agria NKY Seeds Co., Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Shenzhen NKY Seeds Co., Ltd. [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Shenzhen PGW Seeds Co., Ltd. [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Tianjin Beiao Seeds Technology Development Co Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Wuwei Nky Seeds Co., Ltd. [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Shanxi Jufeng Seeds Co., Ltd. [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Zhuhai NKY Seeds Co., Ltd. [Member]
Variable Interest Entity Incorporation, State Country Name	PRC